ACCOUNTING POLICIES AND ESTIMATES (Details Narrative)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) Segment	Dec. 31, 2018 USD ($)
Percentage of ownership interest			99.90%
Number of reportable segment | Segment			1
Plant and equipment costs	$ 1,000	$ 1,000
Amortized period of intangible assets			5 years
Right of use asset	62,290	62,290
Operating lease liability				$ (32,996)
Adoption of accounting standards, description			The adoption of the new standard resulted in the recording of a right-of-use asset and a lease liability on the consolidated balance sheet on January 1, 2019 of MXN Pesos 639,400 ($32,996) utilizing an incremental borrowing rate of 10.65% and the subsequent amortization of the asset and the lease liability.
Impairment charge	$ 0	$ 1,019,960
Mexico, Pesos [Member]
Right of use asset				$ 639,400
Minimum [Member]
Plant and equipment costs			$ 1,000
Cost Method Investments [Member]
Reverse stock split, description		The cost method is used when the investment results in an ownership stake of less than 20%, and there is no substantial influence. Under the cost method, the stock purchased is recorded on a balance sheet as a non-current asset at the historical acquisition/purchase price, and is not modified unless shares are sold, additional shares are purchased or there is evidence of the fair market value of the investment declining below carrying value. Any dividends received are recorded as income.	The cost method is used when the investment results in an ownership stake of less than 20%, and there is no substantial influence. Under the cost method, the stock purchased is recorded on a balance sheet as a non-current asset at the historical acquisition/purchase price, and is not modified unless shares are sold, additional shares are purchased or there is evidence of the fair market value of the investment declining below carrying value. Any dividends received are recorded as income.